Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended
	Oct. 31, 2012	Sep. 29, 2012	Dec. 30, 2006	Oct. 31, 2012 Net of underwriting fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Oct. 31, 2012 Subsequent Event	Oct. 31, 2012 Subsequent Event Minimum	Oct. 31, 2012 Subsequent Event Maximum	Oct. 31, 2012 Subsequent Event Net of underwriting fees	Oct. 31, 2012 Subsequent Event 11% Senior Subordinated Notes	Sep. 29, 2012 Subsequent Event 11% Senior Subordinated Notes
Subsequent Events [Line Items]
Stock sold in initial public offering	29,411,764							29,411,764
Stock sold, price per share	$ 16.00							$ 16.00
Proceeds from sale of stock				$ 444							$ 444
Amount of debt extinguished	455				455							455
Debt instrument, interest rate, stated percentage					11.00%	11.00%	11.00%						11.00%
Maturity date					Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016						Sep. 15, 2016
Percentage of income tax used in income tax receivable agreement								85.00%
Expected payment related to income tax receivable agreement									$ 300	$ 350
Shares authorized for grant		9,297,750	7,071,337
Number of shares pursuant to incentive stock options		929,775